Goodwill - Additional Information (Detail) $ in Millions		3 Months Ended	12 Months Ended
	Oct. 01, 2018 Cash_Generating_Units	Sep. 30, 2018 CAD ($)	Dec. 31, 2018	Dec. 31, 2017 CAD ($)	Oct. 01, 2017
Disclosure of information for cash-generating units [line items]
Number of cash generating units | Cash_Generating_Units	7
Description of basis on which units recoverable amount has been determined			Using the fair value less costs of disposal approach
Description of level of fair value hierarchy within which fair value measurement is categorised	Level 3
Description of projection	Terminal growth rates based on actual experience and market analysis. Projections are extrapolated beyond five years using a growth rate that does not exceed 3.0%.
Construction services group [member] | Discontinued operations [member]
Disclosure of information for cash-generating units [line items]
Goodwill impairment charge | $		$ 53.0
Top of range [member]
Disclosure of information for cash-generating units [line items]
Discounted Rate	17.00%				15.10%
Percentage of growth rate	3.00%
Bottom of range [member]
Disclosure of information for cash-generating units [line items]
Discounted Rate	9.30%				8.90%
Consulting Services Global [member]
Disclosure of information for cash-generating units [line items]
Number of cash generating units | Cash_Generating_Units	3
Goodwill disposed | $				$ 88.1
Discounted Rate	11.20%
Percentage of growth rate	3.00%
Construction Services [member]
Disclosure of information for cash-generating units [line items]
Number of cash generating units | Cash_Generating_Units	2
Consulting Services United States [member]
Disclosure of information for cash-generating units [line items]
Goodwill disposed | $				$ 106.3